Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP FundsManager® 30% Portfolio
September 30, 2023
VFM30-NPRT3-1123
1.9907352.100
Equity Funds - 29.1%
	Shares	Value ($)
Fidelity Canada Fund (a)	411	24,986
Fidelity Commodity Strategy Fund (a)	136	13,166
Fidelity Contrafund (a)	773	11,523
Fidelity Emerging Markets Discovery Fund (a)	1,089	16,694
Fidelity Emerging Markets Fund (a)	4,435	147,874
Fidelity Equity-Income Fund (a)	455	29,186
Fidelity Hedged Equity Fund (a)	6,248	63,663
Fidelity Infrastructure Fund (a)	440	4,890
Fidelity International Capital Appreciation Fund (a)	1,737	40,076
Fidelity International Discovery Fund (a)	1,283	52,274
Fidelity International Enhanced Index Fund (a)	4,593	46,298
Fidelity International Small Cap Fund (a)	717	20,548
Fidelity International Small Cap Opportunities Fund (a)	1,521	27,261
Fidelity International Value Fund (a)	2,956	27,050
Fidelity Japan Smaller Companies Fund (a)	879	12,709
Fidelity Large Cap Value Enhanced Index Fund (a)	974	14,161
Fidelity Low-Priced Stock Fund (a)	862	35,668
Fidelity Overseas Fund (a)	3,657	196,991
Fidelity Real Estate Investment Portfolio (a)	731	24,518
Fidelity U.S. Low Volatility Equity Fund (a)	6,266	63,470
Fidelity Value Discovery Fund (a)	479	16,004
VIP Stock Selector All Cap Portfolio Investor Class (a)	64,390	591,097
TOTAL EQUITY FUNDS (Cost $1,514,144)		1,480,107

Fixed-Income Funds - 51.3%
	Shares	Value ($)
Fidelity Floating Rate High Income Fund (a)	7,159	66,224
Fidelity High Income Fund (a)	3,541	25,852
Fidelity Inflation-Protected Bond Index Fund (a)	5,674	50,784
Fidelity Long-Term Treasury Bond Index Fund (a)	4,817	43,887
Fidelity New Markets Income Fund (a)	1,138	12,829
Fidelity Total Bond Fund (a)	133,082	1,208,388
VIP Investment Grade Bond II Portfolio Investor Class (a)	130,835	1,204,992
TOTAL FIXED-INCOME FUNDS (Cost $2,678,977)		2,612,956

Money Market Funds - 19.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b)	280,594	280,651
Fidelity Investments Money Market Government Portfolio Institutional Class 5.27% (a)(c)	714,355	714,355
TOTAL MONEY MARKET FUNDS (Cost $995,006)		995,006

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,188,127)	5,088,069
NET OTHER ASSETS (LIABILITIES) - 0.0%	(85)
NET ASSETS - 100.0%	5,087,984

Legend

(a)	Affiliated Fund
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	1,328,895	1,048,244	1,009	-	-	280,651	0.0%
Total	-	1,328,895	1,048,244	1,009	-	-	280,651

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Canada Fund	-	26,961	1,320	-	(45)	(610)	24,986
Fidelity Commodity Strategy Fund	-	13,794	496	195	(20)	(112)	13,166
Fidelity Contrafund	-	14,418	3,174	-	(40)	319	11,523
Fidelity Emerging Markets Discovery Fund	-	19,185	2,530	-	36	3	16,694
Fidelity Emerging Markets Fund	-	172,736	21,599	-	(21)	(3,242)	147,874
Fidelity Equity-Income Fund	-	36,902	7,247	58	(121)	(348)	29,186
Fidelity Floating Rate High Income Fund	-	78,960	13,290	1,276	37	517	66,224
Fidelity Global Commodity Stock Fund	-	17,186	16,303	-	(883)	-	-
Fidelity Gold Portfolio	-	25,531	21,813	56	(3,718)	-	-
Fidelity Hedged Equity Fund	-	64,975	261	-	-	(1,051)	63,663
Fidelity High Income Fund	-	31,426	5,308	335	(31)	(235)	25,852
Fidelity Inflation-Protected Bond Index Fund	-	62,204	10,225	21	(142)	(1,053)	50,784
Fidelity Infrastructure Fund	-	5,788	582	17	(7)	(309)	4,890
Fidelity Intermediate Treasury Bond Index Fund	-	15,333	15,049	48	(284)	-	-
Fidelity International Capital Appreciation Fund	-	43,039	1,528	-	(54)	(1,381)	40,076
Fidelity International Discovery Fund	-	56,461	1,618	-	(61)	(2,508)	52,274
Fidelity International Enhanced Index Fund	-	50,118	2,406	-	(74)	(1,340)	46,298
Fidelity International Small Cap Fund	-	22,201	1,148	-	(30)	(475)	20,548
Fidelity International Small Cap Opportunities Fund	-	29,260	479	-	(21)	(1,499)	27,261
Fidelity International Value Fund	-	29,259	2,114	-	(25)	(70)	27,050
Fidelity Investments Money Market Government Portfolio Institutional Class 5.27%	-	717,443	3,088	7,492	-	-	714,355
Fidelity Japan Smaller Companies Fund	-	12,999	57	-	(1)	(232)	12,709
Fidelity Large Cap Value Enhanced Index Fund	-	17,848	3,472	-	(84)	(131)	14,161
Fidelity Long-Term Treasury Bond Index Fund	-	73,594	22,549	470	(3,385)	(3,773)	43,887
Fidelity Low-Priced Stock Fund	-	48,472	8,599	3,957	(1,084)	(3,121)	35,668
Fidelity New Markets Income Fund	-	13,142	57	144	-	(256)	12,829
Fidelity Overseas Fund	-	212,773	6,687	-	(271)	(8,824)	196,991
Fidelity Real Estate Investment Portfolio	-	26,916	114	918	(1)	(2,283)	24,518
Fidelity Total Bond Fund	-	1,271,686	29,932	10,823	(916)	(32,450)	1,208,388
Fidelity U.S. Low Volatility Equity Fund	-	65,047	285	56	(2)	(1,290)	63,470
Fidelity Value Discovery Fund	-	20,782	4,008	503	(189)	(581)	16,004
VIP Investment Grade Bond II Portfolio - Investor Class	-	1,262,462	28,035	-	(664)	(28,771)	1,204,992
VIP Stock Selector All Cap Portfolio Investor Class	-	674,209	74,780	-	(3,379)	(4,953)	591,097
	-	5,233,110	310,153	26,369	(15,480)	(100,059)	4,807,418

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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